Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other liabilities
Other payable	¥ 139,341
Non-controlling interests	13,076	$ 1,846	¥ 154,909
Huatai Ningxia
Accrued expenses and other liabilities
Other payable	139,341
Non-controlling interests	150,000
Loss from operations	¥ 10,659